Concentration, risks, and uncertainties	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration, risks, and uncertainties

Note 16 – Concentration, risks, and uncertainties

a)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, and accounts receivable arising from its normal business activities.

The Company is exposed to credit risks associated with deposits held in financial institutions. The aggregate deposit amounts in financial institutions exceeding the insurance limits set by local authorities which may be at risk in the event of a financial institution default. The Company regularly assesses and monitors credit risks associated with its deposit accounts and takes appropriate measures to mitigate potential losses.

The Company evaluates customer creditworthiness and maintains an allowance for expected credit losses. While the Company believes its allowance adequately covers estimated credit risks, certain long-outstanding receivables present heightened collection risks that may exceed the current allowance. The Company routinely assesses the financial strength of its customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowance is limited. However, prolonged delinquencies could result in additional allowances or write-offs in future periods.

b)	Foreign currency exchange rate risk

The functional currencies of the subsidiaries are RM and SGD, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, accounts receivable and accounts payable. Any significant fluctuation of the functional currencies against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c)	Liquidity risk

The Company is exposed to liquidity risk, which is the risk that it may encounter difficulties in meeting its financial obligations as they become due. The Company manages this risk by maintaining adequate levels of cash and cash equivalents, monitoring cash flows, and maintaining access to financing sources.

As of June 30, 2025, the Company had net working capital deficit of $8,721,729 and a net loss of $4,521,375. Despite this, the Company believes that it can meet all its financial obligations as they become due in the foreseeable future. This conclusion is based on a detailed assessment of the Company’s financial position, forecast, and plans up to the date of approval of these financial statements.

Key considerations in this assessment include:

●	The Company maintained cash and cash equivalents of $7,060,410 as of June 30, 2025.
●	The Company’s strong payment track record and long-standing relationships suggest that trade facilities amounting to approximately $91,806,603 and supplier purchasing limits of $11,221,250 will be available for the next 12 months.
●	As of June 30, 2025, the Company had balances of available trade facilities amounting to $7,623,591 to support its operational needs.
●	Tumpuan Megah entered into a repayment plan with major debtors covering $14,986,210, with scheduled monthly repayments from June 2025 to May 2026, which are expected to provide additional liquidity.

Prior to the consummation of the initial public offering on April 22, 2025, the Company’s principal sources of liquidity to finance its operating activities were from the working capital, trade financing from financial institutions, suppliers credit financing and cash generated from business operation.

On April 22, 2025, the Company consummated its initial public offering on the NYSE American. In this offering, 3,100,000 ordinary shares were issued at a price of $3.25 per share. In addition, the Company entered into an underwriting agreement with the underwriter on April 21, 2025, which granted the underwriter a 45-day option to purchase up to an additional 465,000 ordinary shares at the public offering price of $3.25 per share to cover any over-allotment. Subsequently, on April 22, 2025, the underwriter exercised the over-allotment option in full, purchasing an additional 465,000 ordinary shares at the public offering price of $3.25 per share. The initial public offering closed on April 22, 2025 and the exercise of the over-allotment option closed on April 24, 2025, with gross proceeds totaling $11,586,250, before deducting underwriting discounts and offering expenses.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

The Company believes that its existing cash resources, anticipated cashflow from operations, anticipated cash raised from financing together with net proceeds from its public offering will be sufficient to meet and fund its anticipated operation working capital and capital expansion requirements for the next 12 months from the date of this transition report.

If the Company experiences an adverse operating environment or incur unanticipated capital expenditure requirements, or if the Company determines to accelerate its growth, then additional financing may be required. No assurance can be given, however, that such financing would be available at all or on favorable terms. Additional financing may include the use of debt, credit facilities from financial institutions, or the sale of equity or instruments convertible into equity securities, whether by the Group or its ultimate holding company. Any issuance of additional equity could result in immediate and possibly significant dilution to its existing shareholders, while incurrence of debt would increase fixed obligations and bring along operating covenants that could restrict its operations.

As at June 30, 2025, the Company’s cash and cash equivalents were approximately $7,060,410, comprising primarily in cash and cash equivalent.

d)	Environment risk

The Company is subject to numerous local and international environmental laws and regulations as its operation involved the risks of fuel spillage or seepage, environmental damage and hazardous waste disposal which subsequently could result in substantial claims, fines or penalties that will have a material adverse effect on our business and operating results. To mitigate any possible environmental and financial impact, the Company implements stringent standard operating procedures and policies throughout its bunkering and vessel operations.

e)	Concentration risk

Customers

For the six months ended June 30, 2025, Customer A, Customer B, Customer C and Customer D accounted for 91.43%, 0.72%, 0.71% and nil of the Company’s revenues, respectively. As of June 30, 2025, these customers accounted for 33%, 26%, 19% and 19% of the Company’s accounts receivable, respectively.

For the year ended December 31, 2024, Customer A, Customer B, Customer C and Customer D accounted for 92.43%, 1.03%, 1.42% and 0.86% of the Company’s revenues, respectively. As of December 31, 2024, these customers accounted for 13%, 32%, 23% and 30% of the Company’s accounts receivable, respectively.

For the year ended December 31, 2023, Customer A and Customer B accounted for 92.66%, and 1.66% of the Company’s revenues, respectively. As of December 31, 2023, these customers accounted for 44% and 36% of the Company’s accounts receivable, respectively.

Suppliers

For the six months ended June 30, 2025, Supplier A, Supplier B and Supplier C accounted for 71.81%, 2.71% and 1.37% of the Company’s total cost of revenues, respectively. As of June 30, 2025, these suppliers accounted for 33%, 38% and 26% of the Company’s accounts payable, respectively.

For the year ended December 31, 2024, Supplier A, Supplier D and Supplier C accounted for 79.59%, 2.56% and 1.19% of the Company’s total cost of revenues, respectively. As of December 31, 2024, these suppliers accounted for 39%, 38% and 19% of the Company’s accounts payable, respectively.

For the year ended December 31, 2023, Supplier A and Supplier D accounted for 46.01% and 36.26% of the Company’s total cost of revenues, respectively. As of December 31, 2023, these suppliers accounted for nil and 95% of the Company’s accounts payable, respectively.